Fair Value Measurements- Schedule of Fair Values and Carrying Values of Financial Instruments (Details) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	$ 1,764	$ 1,867
Restricted cash	568	676
Long-term debt	13,959	17,300
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	579	939
Investment securities	1,764	1,867
Net finance receivables, less allowance for finance receivable losses	13,891	15,943
Finance receivables held for sale	159	819
Restricted cash	568	676
Commercial mortgage loans	24	62
Escrow advance receivable	10	11
Receivables related to sales of real estate loans and related trust assets	1	1
Long-term debt	14,498	17,616
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	579	939
Investment securities	1,764	1,867
Net finance receivables, less allowance for finance receivable losses	13,043	14,967
Finance receivables held for sale	153	793
Restricted cash	568	676
Commercial mortgage loans	24	62
Escrow advance receivable	10	11
Receivables related to sales of real estate loans and related trust assets	3	5
Long-term debt	13,959	17,300
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	506	939
Investment securities	31	36
Net finance receivables, less allowance for finance receivable losses	0	0
Finance receivables held for sale	0	0
Restricted cash	568	676
Commercial mortgage loans	0	0
Escrow advance receivable	0	0
Receivables related to sales of real estate loans and related trust assets	0	0
Long-term debt	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	73	0
Investment securities	1,724	1,829
Net finance receivables, less allowance for finance receivable losses	0	0
Finance receivables held for sale	0	0
Restricted cash	0	0
Commercial mortgage loans	0	0
Escrow advance receivable	0	0
Receivables related to sales of real estate loans and related trust assets	1	1
Long-term debt	14,498	17,616
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Investment securities	9	2
Net finance receivables, less allowance for finance receivable losses	13,891	15,943
Finance receivables held for sale	159	819
Restricted cash	0	0
Commercial mortgage loans	24	62
Escrow advance receivable	10	11
Receivables related to sales of real estate loans and related trust assets	0	0
Long-term debt	$ 0	$ 0